Share-based Payments (Summary Information of Outstanding Share Options, Narrative) (Details)			12 Months Ended
	Jan. 12, 2018 CNY (¥) Grantees	Aug. 29, 2017 CNY (¥) Grantees	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercising share option scheme			¥ 37,102,000	¥ 54,580,000	¥ 0
Share option expenses reverse due to forfeit of share option scheme			13,004,000	(11,276,000)	(18,004,000)
Share option expenses recognized			(13,004,000)	11,276,000	18,004,000
Share option incentive scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option expenses recognized				11,276,000	¥ 18,004,000
Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of each tranche option		¥ 3.85
Proceeds from exercising share option scheme		¥ 54,580,000
Number of grantees | Grantees		199
Tranche 1 [member] | Share capital [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercising share option scheme		¥ 14,177,000
Tranche 1 [member] | Share premium [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercising share option scheme		¥ 40,403,000
Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of each tranche option	¥ 3.85
Proceeds from exercising share option scheme	¥ 37,102,000
Number of grantees | Grantees	185
Weighted average share price at the date of exercise of options exercised			6.94	¥ 6.44
Tranche 2 [member] | Share capital [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercising share option scheme	¥ 9,637,000
Tranche 2 [member] | Share premium [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercising share option scheme	¥ 27,465,000
Tranche 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option expenses reverse due to forfeit of share option scheme			¥ 13,004,000